Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 983.5	$ 1,049.5	$ 1,080.1
Income (Loss) from Operations	106.0	172.7	90.8
Assets of Operations	978.9	817.6
Depreciation and amortization	43.3	41.7	40.7
Capital Expenditures	26.2	27.1	28.8
Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	995.5	1,063.1	1,092.9
Income (Loss) from Operations	128.0	175.6	192.9
Assets of Operations	765.9	750.8
Depreciation and amortization	39.1	41.4	40.0
Capital Expenditures	23.1	27.1	21.8
Intersegment Sales
Segment Reporting Information [Line Items]
Net Sales	(12.0)	(13.6)	(12.8)
Corporate
Segment Reporting Information [Line Items]
Income (Loss) from Operations	(22.0)	(2.9)	(102.1)
Assets of Operations	213.0	66.8
Depreciation and amortization	4.2	0.3	0.7
Capital Expenditures	3.1	0.0	7.0
U.S.
Segment Reporting Information [Line Items]
Net Sales	845.2	900.8	916.3
U.S. | Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	852.6	912.0	926.0
Income (Loss) from Operations	118.4	160.3	175.7
Assets of Operations	672.2	664.0
Depreciation and amortization	34.5	37.0	35.4
Capital Expenditures	20.5	25.9	20.3
U.S. | Intersegment Sales
Segment Reporting Information [Line Items]
Net Sales	(7.4)	(11.2)	(9.7)
International
Segment Reporting Information [Line Items]
Net Sales	138.3	148.7	163.8
International | Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	142.9	151.1	166.9
Income (Loss) from Operations	9.6	15.3	17.2
Assets of Operations	93.7	86.8
Depreciation and amortization	4.6	4.4	4.6
Capital Expenditures	2.6	1.2	1.5
International | Intersegment Sales
Segment Reporting Information [Line Items]
Net Sales	$ (4.6)	$ (2.4)	$ (3.1)